UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2011
Check her if Amendment [  ]; Amendment Number:
This Amendment (Check only one.).  [  ]is  a restatement
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	McMillion Capital Management, Inc.
Address:	701 Green Valley Rd. Suite 104
		Greensboro,  NC  27408

13F File Number:	28-7496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:	Donald C. McMillion
Title:		President
Phone:	336-274-2491
Signature, Place, and Date of Signing:

Donald C. McMillion 	Greensboro, NC	February 15, 2012

Report Type (Check Only One.):

[ X ]  	13F HOLDINGS REPORT.
[  ]  		13F NOTICE
[  ] 		13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

NONE

I am signing this report as required by the Securities and Exchange Act of 1934.
<table>					Investment				Voting
<c>	<c>		Fair		Discretion			Managers	 Authority(Shares)
Name of Issue	Title of Class	Cusip	Market Value	Shares	Sole	Defined	Shared	See. V	Sole	Shared	None
COMMON STOCK

3M Company	Common	88579y101	1612042.52	19724	19724				19724
ABB LIMITED SPONS ADR	Common	375204	20148.1	1070	1070				1070
ABBOTT LABS	Common	2824100	3169403.95	56365	56365				56365
ACE LTD	Common	H0023R105	6310.8	90	90				90
AFLAC	Common	1055102	3244.5	75	75				75
AGILENT	Common	00846U101	3143.7	90	90				90
ALNYLAM PHARMACEUTICALS	Common	02043Q107	407.5	50	50				50
ALTRIA GROUP INC.	Common	02209S103	26685	900	900				900
AMER NATL BANKSHARES VA 	Common	27745108	356141.16	18273	18273				18273
AMERICAN EXPRESS CO	Common	25816109	3516900.86	74558	74558				74558
AMERIPRISE FINL INC.	Common	03076C106	59617.64	1201	1201				1201
ANADARKO PETROLEUM	Common	32511107	16318.59	214	214				214
APACHE CORP	Common	37411105	1811.6	20	20				20
APPLE COMPUTER	Common	37833100	124335	307	307				307
APPLIED MATERIALS	Common	38222105	4712.4	440	440				440
AUTOMATIC DATA PROC.	Common	53015103	60545.21	1121	1121				1121
BANCO DE SANTANDER ADS	Common	05964H105	18408.96	2448	2448				2448
BANK NOVA SCOTIA HALIFAX	Common	64149107	41840.4	840	840				840
BANKAMERICA	Common	60505104	80147.4	14415	14415				14415
BB & T Corp.	Common	54937107	266802	10600	10600				10600
BHP BILLITON LIMITED ADR	Common	88606108	28252	400	400				400
BMC SOFTWARE	Common	55921100	10653.5	325	325				325
BRISTOL MYERS SQUIBB CO	Common	110122108	3870514.92	109833	109833				109833
BT GROUP PLC ADR	Common	5.58E+104	53352	1800	1800				1800
BUNGE LIMITED	Common	G16962105	1029.6	18	18				18
CA INC	Common	12673P105	4245.15	210	210				210
CAPITAL BANK CORP	Common	139793103	703.5	350	350				350
CATERPILLAR, INC.	Common	149123101	2487241.8	27453	27453				27453
CENTURYTEL INC.	Common	156700106	3794.4	102	102				102
CHESAPEAKE ENERGY	Common	165167107	4458	200	200				200
CHEVRONTEXACO	Common	166764100	5525990.4	51936	51936				51936
CHORUS LTD SPON ADS SLM	Common	17040V107	3052.35	255	255				255
CHUBB CORP	Common	171232101	5883.7	85	85				85
CINTAS CORP	Common	172908105	41772	1200	1200				1200
CISCO SYSTEMS	Common	17275R102	2790431.04	154338	154338				154338
COCA COLA	Common	191216100	3882985.15	55495	55495				55495
COLGATE PALMOLIVE	Common	194162103	203904.73	2207	2207				2207
COMCAST CORP. A	Common	20030N101	4576.03	193	193				193
CONOCO PHILLIPS	Common	20825C104	21861	300	300				300
CONSTELLATION BRANDS A	Common	21036P108	15502.5	750	750				750
CREE INC.	Common	225447101	37247.6	1690	1690				1690
DANAHER CORP	Common	235851102	131712	2800	2800				2800
DELL COMPUTER	Common	24702R101	1155.77	79	79				79
DIAGEO	Common	25243Q205	3933.9	45	45				45
DISCOVERY COMMUNICATIONS INC A	Common	25470F104	3892.15	95	95				95
DISCOVERY COMMUNICATIONS SER C	Common	25470F302	3581.5	95	95				95
DOMINION RES INC VA	Common	25746u109	93739.28	1766	1766				1766
DOVER CORP.	Common	260003108	5805	100	100				100
DOW CHEMICAL	Common	260543103	15242.8	530	530				530
DR PEPPER SNAPPLE GROUP INC	Common	2.61E+113	1421.28	36	36				36
DU PONT E I DE NEMOURS &	Common	263534109	21974.4	480	480				480
DUKE POWER CO	Common	26441c105	13200	600	600				600
DUKE REALTY INVESTMENTS INC.	Common	264411505	1446	120	120				120
ELECTRONIC ARTS INC CL A	Common	285512109	3090	150	150				150
EMC CORP	Common	268648102	3877092.3	179995	179995				179995
EMERSON ELEC CO	Common	291011104	37504.95	805	805				805
ENERGY TRANSFER PARTNERS	Common	29273R109	277392.5	6050	6050				6050
EQUITY RESIDENTIAL PPTY TR SH 	Common	29476L107	53037.9	930	930				930
EXELIS INC	Common	30162A108	5737.7	634	634				634
EXELON CORP	Common	30161N101	177817	4100	4100				4100
EXPRESS SCRIPTS	Common	302182100	7150.4	160	160				160
EXXON MOBIL CP	Common	30231g102	5439303.48	64173	64173				64173
FDX Corp	Common	31428X106	3003520.66	35966	35966				35966
FIRSTPLUS FINANCIAL CORP	Common	33763b103	79.5	3000	3000				3000
FISERV INC.	Common	337738108	3171313.86	53989	53989				53989
FLUOR CORPORATION	Common	343412102	17688	352	352				352
FMC CORP NEW	Common	302491303	1892.88	22	22				22
FOSTER WHEELER AG	Common	H27178104	957	50	50				50
FOUR OAKS FINANCIAL	Common	350891107	419.9	442	442				442
FREEPORT MCMRN COP & GOLD B	Common	35671D857	1594110.7	43330	43330				43330
GAP, INC	Common	364760108	4544.75	245	245				245
GENERAL ELEC CO	Common	369604103	2878656.4	160729	160729				160729
GENUINE PARTS	Common	372460105	53550	875	875				875
GOLDCORP INC NEW	Common	380956409	30975	700	700				700
HEINZ HJ	Common	423074103	2845476.2	52655	52655				52655
HOME DEPOT	Common	437076102	68315	1625	1625				1625
HONEYWELL	Common	438516106	20272.55	373	373				373
IMMTECH PHARMACEUTICAL	Common	452519101	682	3100	3100				3100
INTEL CORP.	Common	458140100	2449710.75	101019	101019				101019
INTERNATIONAL BUSINESS M	Common	459200101	7311436.65	39762	39762				39762
INTERNATIONAL PAPER	Common	460146103	3492.8	118	118				118
ISHARES S&P GSTI SOFTWARE INDE	Common	464287515	4186452.6	77355	77355				77355
ITT CORP. (NEW)	Common	450911201	6127.61	317	317				317
JOHNSON & JOHNSON	Common	478160104	3574765.82	54510	54510				54510
JP MORGAN CHASE & CO.	Common	46625h100	2078856.51	62522	62522				62522
KELLOGG	Common	487836108	5309.85	105	105				105
KIMBERLY-CLARK	Common	494368103	1765.44	24	24				24
KRAFT FOODS	Common	50075N104	28393.6	760	760				760
LABORATORY CORP. OF AMERICA	Common	50540R409	20202.95	235	235				235
LIBERTY PROPERTY TRUST	Common	531172104	6484.8	210	210				210
LP MAGELLAN MIDSTREAM	Common	559080106	273798	3975	3975				3975
LP SUBURBAN PROPANE PARTNRSHP	Common	864482104	246857.85	5185	5185				5185
LTD PART KINDER MORGAN	Common	494550106	14866.25	175	175				175
MACK CALI REALITY CORP	Common	554489104	5338	200	200				200
MARATHON OIL	Common	565849106	3620377.03	123689	123689				123689
MARATHON PETE CORP	Common	56585A102	86554	2600	2600				2600
MARKWEST ENERGY	Common	570759100	181698	3300	3300				3300
MASCO CORP	Common	574599106	62817.12	5994	5994				5994
MCCORMICK	Common	579780206	252100	5000	5000				5000
MCDONALDS CORP.	Common	580135101	1484884	14800	14800				14800
MEDCO HEALTH SOLUTIONS, INC.	Common	58405U102	8049.6	144	144				144
MERCK & CO INC	Common	58933Y105	351741	9330	9330				9330
METLIFE INC	Common	59156R108	70996.86	2277	2277				2277
MICROSOFT CORP.	Common	594918104	4420261.12	170272	170272				170272
NABORS INDUSTRIES	Common	629568106	10404	600	600				600
NESTLE'S A ADR REG SH VTG	Common	641069406	23084	400	400				400
NEWBRIDGE BANCORP	Common	65080T102	3870	1000	1000				1000
NEWMONT MINING CORP	Common	651639106	40266.71	671	671				671
NEXTERA ENERGY INC	Common	65339F101	622802.4	10230	10230				10230
NIKE INC CLASS B	Common	654106103	18310.3	190	190				190
NOBLE CORP	Common	H5833N103	3022	100	100				100
NORDSTROM INC	Common	655664100	1988.4	40	40				40
NORTHWEST NATURAL GAS	Common	667655104	44335.25	925	925				925
ORACLE CORP	Common	68389X105	3018492	117680	117680				117680
OWENS ILL INC	Common	690768403	1744.2	90	90				90
PALL CORP	Common	696429307	51435	900	900				900
PEPCO HOLDINGS	Common	713291102	5684	280	280				280
PEPSICO, INC.	Common	713448108	305210	4600	4600				4600
PFIZER INC	Common	717081103	10820	500	500				500
PHILIP MORRIS INTL	Common	718172109	52974	675	675				675
PIEDMONT NATURAL GAS	Common	720186105	323149.8	9510	9510				9510
PIKE ELECTRIC CORP	Common	721283109	3595	500	500				500
PLAINS ALL AMERICAN PIPELINE	Common	726503105	308490	4200	4200				4200
PLUM CREEK TIMBER CO INC	Common	729251108	7677.6	210	210				210
PNC FINL CORP	Common	693475105	3748.55	65	65				65
POTASH CORP OF SASKATCHEWAN IN	Common	73755L107	7430.4	180	180				180
POWERSHARES EXCHANGE FINL PFD 	Common	73935X229	20424.04	1267	1267				1267
POWERSHARES GLOBAL ETF GBL WAT	Common	73936T623	2664580.44	170916	170916				170916
POWERSHARES QQQ TRUST SERIES I	Common	73935A104	337492.35	6045	6045				6045
PPG INDUSTRIES INC.	Common	693506107	8349	100	100				100
PRAXAIR INC.	Common	74005P104	96210	900	900				900
PROCTER & GAMBLE	Common	742718109	3114556.48	46688	46688				46688
PROGRESS ENERGY	Common	743263105	95234	1700	1700				1700
PROTECTIVE LIFE CORP.	Common	743674103	1353.6	60	60				60
PRUDENTIAL FINANCIAL	Common	744320102	40096	800	800				800
QUATERRA RESOURCES	Common	747952109	5400	10000	10000				10000
QUEST DIAGNOSTICS INC	Common	74834L100	116120	2000	2000				2000
REGIONS FINANCIAL CORP NEW	Common	7591EP100	206.4	48	48				48
ROSS STORES INC	Common	778296103	11882.5	250	250				250
ROYAL BANK OF CANADA	Common	780087102	52488.8	1030	1030				1030
ROYAL DUTCH SHELL GDR	Common	780259206	84711.31	1159	1159				1159
RYDEX ETF TRUST MIDCAP 400 PUR	Common	78355W601	475588.8	6060	6060				6060
S&P MIDCAP 400 DEP	Common	595635103	3987.25	25	25				25
SANOFIAVENTIS SPS ADRS	Common	80105N105	3078312.3	84245	84245				84245
SARA LEE CORP	Common	803111103	13244	700	700				700
SCANA CORP	Common	80589M102	3208722.6	71210	71210				71210
SCANSOURCE	Common	806037107	23400	650	650				650
SCHLUMBERGER	Common	806857108	92560.05	1355	1355				1355
SIEMENS A G ADR	Common	826197501	71707.5	750	750				750
SIGMA ALDRICH	Common	826552101	1522712.34	24379	24379				24379
SOUTHERN CO	Common	842587107	792021.9	17110	17110				17110
SOUTHERN FIRST BANCSHARES	Common	842873101	6485.05	907	907				907
SPDR DOW JONES AVG ETF TR UNIT	Common	78467X109	288175.25	2365	2365				2365
SPDR-CONSUMER DISCRETIONARY	Common	81369Y407	2926.5	75	75				75
SPDR-CONSUMER STAPLES	Common	81369Y308	3249	100	100				100
SPDR-ENERGY	Common	81369Y506	2045003.66	29582	29582				29582
SPDR-FINANCIAL	Common	81369Y605	261755	20135	20135				20135
SPDR-HEALTH CARE	Common	81369Y209	5030.05	145	145				145
SPDR-INDUSTRIAL	Common	81369Y704	230006.25	6815	6815				6815
SPDR-MATERIALS	Common	81369Y100	1105.5	33	33				33
SPDR-UTILITIES	Common	81369Y886	899.5	25	25				25
SPECTRA ENERGY CORP	Common	847560109	39021.75	1269	1269				1269
SPRD-TECHNOLOGY	Common	81369Y803	6362.5	250	250				250
STANDARD & POORS DEP RCPTS B/E	Common	78462F103	524841	4182	4182				4182
STATE ST CORP	Common	857477103	3224.8	80	80				80
STRYKER CORP	Common	863667101	59652	1200	1200				1200
SYSCO CORP.	Common	871829107	8799	300	300				300
TARGET CORPORATION	Common	8.76E+110	353161.9	6895	6895				6895
TELECOM NEW ZEALAND ADR	Common	879278208	10219.21	1279	1279				1279
TEVA PHARMACEUTICAL ADR	Common	881624209	2294022.04	56839	56839				56839
TIFFANY AND COMPANY	Common	886547108	52014.1	785	785				785
TJX COMPANIES	Common	872540109	2803083.75	43425	43425				43425
TRAVELERS	Common	8.94E+113	12425.7	210	210				210
UDR, INC.	Common	902653104	36846.8	1468	1468				1468
UNION PACIFIC	Common	907818108	81891.62	773	773				773
UNITED HEALTHCARE	Common	91324P102	68570.04	1353	1353				1353
UNITED TECHNOLOGIES	Common	913017109	2011656.07	27523	27523				27523
UNUMPROVIDENT CORP	Common	91529Y106	4214	200	200				200
USBANCORP	Common	902973304	5951	220	220				220
VERIZON COMMUNICATONS	Common	92343V104	4582506.4	114220	114220				114220
VIACOM INC NEW CLASS B	Common	92553P201	7901.34	174	174				174
VULCAN MATERIALS	Common	929160109	46236.25	1175	1175				1175
WAL MART STORES INC	Common	931142103	2538425.52	42477	42477				42477
WALT DISNEY CO.	Common	254687106	3937.5	105	105				105
WATSON PHARMACEUTICALS	Common	942683103	7240.8	120	120				120
WELLS FARGO	Common	949746101	2305118.4	83640	83640				83640
WESTERN UNION CO.	Common	959802109	44737	2450	2450				2450
WILLIAMS PARTNERS LP 	Common	96950F104	212964.5	3550	3550				3550
WINDSTREAM CORP	Common	97381W104	11927.84	1016	1016				1016
XYLEM INC	Common	98419M100	16287.46	634	634				634
YADKIN VALLEY FINANCIAL	Common	984314104	2184.77	1357	1357				1357
ZIMMER HOLDINGS	Common	98956P102	6303.56	118	118				118
ISHARES S&P MIDCAP 400 GROWTH 	Common	464287606	3751.74	38	38				38
VANGUARD MID-CAP VALUE ETF	Common	922908512	467096.8	9040	9040				9040
RYDEX ETF TRUST S&P 500 PURE G	Common	78355W403	266728.99	6168	6168				6168
RYDEX ETF TRUST S&P VALUE 	Common	78355W304	34763.75	1250	1250				1250
VANGUARD LARGE CAP GROWTH	Common	922908736	937763.84	15184	15184				15184
VANGUARD WORLD FDS MEGA 	Common	921910840	95425	2500	2500				2500
ISHARES S&P SMALL CAP 600 ETF	Common	464287804	47810	700	700				700
VANGUARD SMALL CAP VALUE ETF	Common	922908611	142574.25	2275	2275				2275
VANGUARD ETF EMRG MKTS VIPERS	Common	922042858	6150090.55	160955	160955				160955

Totals			132,959,706.15	3177587	3177587				3177587



